JPMorgan Small Cap Growth Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Small Cap Growth Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,820
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,542
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,224
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,048
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 929